Fair Value Measurements: (Tables)	9 Months Ended
Sep. 30, 2014
Fair Value Measurements: (Tables) [Abstract]
Fair Value Measurements: (Tables)

Accounting Standards Codification ("ASC") 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions. In 2013, the Company had an equity investment in a privately held exploration-stage mining company which was classified as Level 3. The estimate of the fair value of this investment included observable inputs related to recently completed equity transactions by the held company.

	Fair value September 30, 2014	Level 1	Level 2	Level 3
Marketable securities	$271,201	$271,201	-	$-
Convertible notes	$44,788,699	-	$44,788,699	-

	Fair value December 31, 2013	Level 1	Level 2	Level 3
Marketable securities	$318,442	$271,436	-	$47,006
Convertible notes	$21,773,229	-	$21,773,229	-